Annual Fund Operating Expenses - AIG Commodity Strategy Fund	Feb. 28, 2021
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses of the Fund	1.20%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	0.60%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	3.15%
Fee Waivers	(0.20%)	[2]
Fee Waivers and/or Expense Reimbursements	1.23%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.72%	[3],[4]
Class W
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	3.28%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	0.60%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	5.88%
Fee Waivers	(0.20%)	[2]
Fee Waivers and/or Expense Reimbursements	3.31%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.37%	[3],[4]
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses of the Fund	2.61%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	0.60%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	4.21%
Fee Waivers	(0.20%)	[2]
Fee Waivers and/or Expense Reimbursements	2.49%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.52%	[3],[4]

[1]	The Fund invests in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate contract with SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of its net assets.
[2]	SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary (as described in footnote 2 above) (“Management Fee Waiver”). The Management Fee Waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica’s contract with the Subsidiary is in place.
[3]	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund (except the Management Fee Waiver) are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).